Schedule of Investments(a)
July 31, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–98.91%
Aerospace & Defense–2.48%
Airbus SE (France)	194,931	$39,191,864
Howmet Aerospace, Inc.	163,717	29,431,405
Northrop Grumman Corp.	36,250	20,902,113
		89,525,382
Application Software–2.04%
Intuit, Inc.	56,800	44,595,384
Salesforce, Inc.	111,411	28,780,804
		73,376,188
Asset Management & Custody Banks–1.06%
BlackRock, Inc.	34,555	38,218,176
Automobile Manufacturers–0.23%
Tesla, Inc.(b)	26,478	8,162,373
Broadline Retail–4.80%
Amazon.com, Inc.(b)	738,690	172,934,716
Building Products–0.76%
Johnson Controls International PLC	260,964	27,401,220
Communications Equipment–1.21%
Cisco Systems, Inc.	640,471	43,603,266
Construction Materials–0.97%
CRH PLC	365,994	34,934,127
Consumer Finance–2.22%
American Express Co.	115,692	34,627,772
Capital One Financial Corp.	210,554	45,269,110
		79,896,882
Consumer Staples Merchandise Retail–1.85%
Walmart, Inc.	680,826	66,707,331
Data Center REITs–0.72%
Digital Realty Trust, Inc.	146,488	25,846,343
Distillers & Vintners–0.50%
Constellation Brands, Inc., Class A(c)	108,105	18,057,859
Diversified Banks–4.40%
JPMorgan Chase & Co.	363,919	107,807,365
Wells Fargo & Co.	629,880	50,787,224
		158,594,589
Electric Utilities–2.04%
Constellation Energy Corp.	85,908	29,882,239
PPL Corp.	1,224,767	43,711,934
		73,594,173
Electrical Components & Equipment–3.13%
Emerson Electric Co.	336,743	48,999,474
Hubbell, Inc.	54,795	23,971,718
Rockwell Automation, Inc.	113,385	39,878,638
		112,849,830
Shares		Value
Financial Exchanges & Data–1.19%
Cboe Global Markets, Inc.	177,897	$42,880,293
Health Care Distributors–1.01%
McKesson Corp.	52,262	36,245,787
Health Care Equipment–2.54%
Boston Scientific Corp.(b)	412,100	43,237,532
Medtronic PLC	330,126	29,790,570
Zimmer Biomet Holdings, Inc.(c)	201,654	18,481,589
		91,509,691
Health Care Facilities–0.76%
Tenet Healthcare Corp.(b)	170,727	27,534,851
Health Care Supplies–0.54%
Cooper Cos., Inc. (The)(b)	277,552	19,620,151
Home Improvement Retail–1.20%
Lowe’s Cos., Inc.	193,505	43,261,913
Hotels, Resorts & Cruise Lines–1.96%
Marriott International, Inc., Class A	119,060	31,411,600
Royal Caribbean Cruises Ltd.(c)	123,992	39,413,337
		70,824,937
Household Products–1.66%
Procter & Gamble Co. (The)	397,013	59,738,546
Industrial REITs–1.09%
Prologis, Inc.	366,997	39,187,940
Insurance Brokers–1.00%
Arthur J. Gallagher & Co.	125,949	36,178,850
Integrated Oil & Gas–1.51%
Chevron Corp.	357,845	54,263,616
Interactive Media & Services–8.26%
Alphabet, Inc., Class A	910,595	174,743,180
Meta Platforms, Inc., Class A	159,308	123,215,180
		297,958,360
Investment Banking & Brokerage–2.40%
Charles Schwab Corp. (The)	650,635	63,586,559
Raymond James Financial, Inc.	136,516	22,815,919
		86,402,478
IT Consulting & Other Services–0.63%
Accenture PLC, Class A (Ireland)	85,518	22,841,858
Life Sciences Tools & Services–1.51%
Danaher Corp.	136,357	26,884,146
Lonza Group AG (Switzerland)	39,785	27,728,907
		54,613,053
Managed Health Care–0.78%
UnitedHealth Group, Inc.	112,073	27,968,938
Multi-line Insurance–1.11%
American International Group, Inc.	514,243	39,920,684
See accompanying notes which are an integral part of this schedule.
Invesco Charter Fund

Shares		Value
Multi-Utilities–0.80%
Ameren Corp.	286,795	$29,003,578
Oil & Gas Exploration & Production–1.02%
ConocoPhillips	386,928	36,889,716
Oil & Gas Storage & Transportation–0.93%
Cheniere Energy, Inc.	141,885	33,467,834
Passenger Ground Transportation–1.30%
Uber Technologies, Inc.(b)	533,754	46,836,913
Personal Care Products–1.43%
BellRing Brands, Inc.(b)	433,412	23,655,627
Estee Lauder Cos., Inc. (The), Class A	297,268	27,746,995
		51,402,622
Pharmaceuticals–2.04%
Eli Lilly and Co.	73,926	54,710,415
Sanofi S.A., ADR(c)	413,990	18,894,503
		73,604,918
Property & Casualty Insurance–0.79%
Hartford Insurance Group, Inc. (The)	229,807	28,585,693
Restaurants–0.98%
McDonald’s Corp.	117,725	35,325,741
Semiconductor Materials & Equipment–0.69%
ASML Holding N.V., New York Shares (Netherlands)	36,058	25,049,853
Semiconductors–12.04%
Broadcom, Inc.	352,216	103,445,839
NVIDIA Corp.	1,616,088	287,453,573
Texas Instruments, Inc.	238,571	43,195,665
		434,095,077
Specialty Chemicals–0.52%
DuPont de Nemours, Inc.	261,369	18,792,431
Systems Software–11.05%
Microsoft Corp.	566,930	302,457,155
Oracle Corp.	254,014	64,461,133
Shares		Value
Systems Software–(continued)
ServiceNow, Inc.(b)	33,588	$31,677,514
		398,595,802
Technology Hardware, Storage & Peripherals–4.54%
Apple, Inc.	789,081	163,789,543
Tobacco–1.22%
Philip Morris International, Inc.	269,190	44,160,619
Transaction & Payment Processing Services–2.00%
Fiserv, Inc.(b)	186,044	25,848,953
Mastercard, Inc., Class A	81,780	46,325,917
		72,174,870
Total Common Stocks & Other Equity Interests (Cost $2,152,060,318)		3,566,429,611
Money Market Funds–1.10%
Invesco Government & Agency Portfolio, Institutional Class, 4.25%(d)(e)	13,915,825	13,915,825
Invesco Treasury Portfolio, Institutional Class, 4.23%(d)(e)	25,864,508	25,864,508
Total Money Market Funds (Cost $39,780,333)		39,780,333
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.01% (Cost $2,191,840,651)		3,606,209,944
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.06%
Invesco Private Government Fund, 4.32%(d)(e)(f)	10,619,435	10,619,435
Invesco Private Prime Fund, 4.46%(d)(e)(f)	27,635,305	27,640,832
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $38,260,267)		38,260,267
TOTAL INVESTMENTS IN SECURITIES–101.07% (Cost $2,230,100,918)		3,644,470,211
OTHER ASSETS LESS LIABILITIES—(1.07)%		(38,699,007)
NET ASSETS–100.00%		$3,605,771,204
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$8,487,906	$135,425,535	$(129,997,616)	$-	$-	$13,915,825	$497,824
Invesco Treasury Portfolio, Institutional Class	15,784,088	251,504,564	(241,424,144)	-	-	25,864,508	920,847
See accompanying notes which are an integral part of this schedule.
Invesco Charter Fund

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$5,753,944	$249,543,099	$(244,677,608)	$-	$-	$10,619,435	$246,902*
Invesco Private Prime Fund	5,756,647	542,816,468	(520,931,808)	-	(475)	27,640,832	665,816*
Total	$35,782,585	$1,179,289,666	$(1,137,031,176)	$-	$(475)	$78,040,600	$2,331,389

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Charter Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$3,499,508,840	$66,920,771	$—	$3,566,429,611
Money Market Funds	39,780,333	38,260,267	—	78,040,600
Total Investments	$3,539,289,173	$105,181,038	$—	$3,644,470,211
Invesco Charter Fund